UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09018

                      AMERICAN AADVANTAGE MILEAGE FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2004

                  Date of reporting period: June 30, 2004


ITEM 1. REPORT TO STOCKHOLDERS.

                   [LOGO OF AMERICAN AADVANTAGE MILEAGE FUNDS]
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)

-----------------------------------[GRAPHIC]------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

                                    [GRAPHIC]

                                                            MONEY MARKET FUNDS

                                                             MONEY MARKET FUND
                                             U.S. GOVERNMENT MONEY MARKET FUND
                                                   MUNICIPAL MONEY MARKET FUND

                           MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation. Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------
President's Message ........................................                  1

Financial Highlights
  Money Market Mileage Fund ................................                 16
  U.S. Government
  Money Market Mileage Fund.................................                 18
  Municipal Money Market Mileage Fund.......................                 20

Schedule of Investments
  Money Market Portfolio....................................                 22
  U.S. Government
  Money Market Portfolio....................................                 24
  Municipal Money Market Portfolio..........................                 26

Additional Information......................................  Inside Back Cover

     ---------------------------------------------------------------------------
     Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
     ---------------------------------------------------------------------------

American AAdvantage Mileage Funds                              June 30, 2004

                                                     [PHOTO OF WILLIAM F. QUINN]

FELLOW SHAREHOLDERS:

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Mileage Funds for the six months ended June 30, 2004. During this time, the American AAdvantage Mileage Funds performed well versus their peers.

     For the first half of 2004, economic fundamentals largely confirmed the strong growth momentum that became apparent late in the first quarter. Manufacturing expanded at a brisk pace, job creation averaged 224,000 per month, housing remained strong, and corporate profits grew by a staggering 24% year over year. As a result, the Federal Reserve raised overnight rates by 25 basis points at the June 30th Federal Open Market Committee (FOMC) meeting.

     The American AAdvantage Mileage Funds produced strong relative returns for the six months ended June 30, 2004. The Money Market Mileage Fund-Mileage Class returned 0.31% for the six months, outperforming the Lipper Money Market Instrument Average return of 0.17%. The U.S. Government Money Market Mileage Fund-Mileage Class outpaced the Lipper U.S. Government Money Market Average with a return of 0.22% versus 0.18% for the Average. Additionally, the Municipal Money Market Mileage Fund-Mileage Class posted a gain of 0.23%, outperforming the Lipper Tax-Exempt Money Market Average return of 0.19%.

     The question now is how rapidly and to what extent the Fed will need to raise overnight rates to bring monetary policy back to neutral. Citing that core inflationary pressures should remain in check, Federal Reserve officials are maintaining their "measured" policy adjustment posture. The American AAdvantage Mileage Funds will continue to maintain lower than average maturities while emphasizing investments in high quality issues.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Mileage Funds.

                                               Sincerely,

                                               /s/ William F. Quinn

                                               William F. Quinn
                                               President
                                               American AAdvantage Mileage Funds

ECONOMIC OVERVIEW
================================================================================

At the outset of 2004, the financial markets were focused clearly on the labor market. While most sectors of the economy had shown improvement, the Federal Reserve made it clear that they would not raise the overnight lending rate until the jobs situation improved. The first two monthly employment reports came in well below expectations, indicating that corporations would be reluctant to hire additional workers as long as productivity remained robust. The Fed Funds futures contracts even pushed the initial rate hike probability out to 2005. The picture changed dramatically with the April release of March's employment data. The 353,000 jobs added in March were the most in four years and caused a significant steepening in the money market yield curve. The spread between 1-month LIBOR and 1-year LIBOR was 28 basis points before the employment release and widened to 42 basis points afterward. Furthermore, the Fed Funds futures contracts responded to the positive report by moving the possibility of the first tightening from 2005 into the latter part of the second quarter or early part of the third quarter of 2004.

     As evidence mounted of a recovery in the labor market, the focus of the FOMC shifted to inflation. Higher employment typically puts pressure on labor costs that lead to higher prices for consumers. Core prices rose rapidly in the first half of the year, elevated by the indirect effects of higher energy prices on business costs and increases in non-oil import prices that reflect past dollar depreciation and the surge in global prices for primary commodities. In response to the uptick in inflation and continued traction on the job front, the FOMC prepared the markets for a rate hike and ultimately raised the target Federal Funds rate from 1% to 1.25% at the June 30th meeting. In addition to reiterating their stance that the tightening cycle would occur at a "measured" pace, the policymakers signaled that they will respond to changes in economic conditions in order to maintain price stability. History indicates that the Federal Reserve is in the beginning stages of a tightening cycle and the current expectation is for the overnight lending rate to be greater than or equal to 2% by the end of 2004.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND (SM)
================================================================================

     The American AAdvantage Money Market Mileage Fund implemented a change in strategy during the first half of 2004 due to an improving economic environment. While growth indicators have been robust, the labor market remained muted until the March employment report was released in April. In March, U.S. employers created 353,000 new non-farm jobs, thereby removing the critical missing link between a transitory cyclical rebound and the onset of a period of prolonged economic expansion. The strong employment data caused a sharp sell off in the fixed income market in anticipation that the FOMC would soon begin to raise the overnight Fed Funds rate. In response, the Fund began to buy more variable rate securities and shorter fixed rate securities to reduce interest rate risk. This strategy proved to work well as it became more evident that the FOMC could make a move as soon as their meeting on June 30th. By the end of June, the weighted-average maturity of the Fund was less than 30 days and the first rate hike of 25 basis points occurred, bringing the overnight Fed Funds rate to 1.25%. In anticipation of a prolonged rising interest rate environment, investments for the near term will likely be made in securities that allow the Fund to carry a relatively shorter weighted-average maturity.

     For the six months ended June 30, 2004, the total return of the American AAdvantage Money Market Mileage Fund - Mileage Class was 0.31%. The Fund outperformed the Lipper Money Market Instrument Average return of 0.17% by
14 basis points.

                 MILEAGE CLASS TOTAL RETURNS AS OF JUNE 30, 2004

                            [CHART OF MILEAGE CLASS]

                          American AAdvantage                    Lipper Money
                             Money Market                      Market Instrument
                             Mileage Fund                           Average
                          -------------------                  -----------------
1 Year                          0.62%                                0.35%
3 Years*                        1.22%                                0.95%
5 Years*                        2.92%                                2.62%
10 Years*                       4.01%                                3.81%

                                   [END CHART]

*Annualized

                                            ANNUALIZED TOTAL RETURNS
                                       =================================
                                                 AS OF 6/30/04
                                       ---------------------------------
                                       1 YEAR      5 YEARS      10 YEARS
                                       ------      -------      --------
Mileage Class (1,2) ...............     0.62%       2.92%        4.01%
Platinum Class (1,3) ..............     0.05%       2.40%        3.60%

(1) Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in this Fund.

(2) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2004 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

(3) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through June 30, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2004

                                   MILEAGE CLASS      PLATINUM CLASS
                                   -------------      --------------
7-day Current Yield*                    0.65%              0.06%
7-day Effective Yield*                  0.65%              0.06%
30-day Yield*                           0.62%              0.05%
Weighted Average Maturity             23 Days            23 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND (SM) -- CONTINUED
================================================================================

TOP TEN HOLDINGS AS OF JUNE 30, 2004

                                             % OF
                                           NET ASSETS
                                           ----------
Goldman Sachs Group                           6.4%
FCAR Owner Trust Series I                     6.2%
Citigroup, Incorporated                       5.3%
Bank of Scotland Treasury Services plc        4.2%
Metropolitan Life Insurance Company           4.2%
Bank of America Corporation                   3.9%
General Electric Capital Corporation          3.8%
Merrill Lynch & Company, Incorporated         3.3%
Wells Fargo and Company                       3.2%
American Honda Finance Corporation            3.1%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND (SM)
================================================================================

     The American AAdvantage U.S. Government Money Market Mileage Fund implemented a change in strategy during the first half of 2004 due to an improving economic environment. While growth indicators have been robust, the labor market remained muted until the March employment report was released in April. In March, U.S. employers created 353,000 new non-farm jobs, thereby removing the critical missing link between a transitory cyclical rebound and the onset of a period of prolonged economic expansion. The strong employment data caused a sharp sell off in the fixed income market in anticipation that the FOMC would soon begin to raise the overnight Fed Funds rate. In response, the Fund began to buy more variable rate securities and shorter fixed rate securities to reduce interest rate risk. This strategy proved to work well as it became more evident that the FOMC could make a move as soon as their meeting on June 30th. By the end of June, the weighted-average maturity of the fund was 30 days and the first rate hike of 25 basis points occurred, bringing the overnight Fed Funds rate to 1.25%. In anticipation of a prolonged rising interest rate environment, investments for the near term will likely be made in securities that allow the Fund to carry a relatively shorter weighted-average maturity.

     For the six months ended June 30, 2004, the total return of the American AAdvantage U.S. Government Money Market Mileage Fund - Mileage Class was 0.22% as compared to the Lipper U.S. Government Money Market Average return of 0.18%.

                 MILEAGE CLASS TOTAL RETURNS AS OF JUNE 30, 2004

                            [CHART OF MILEAGE CLASS]

                     American AAdvantage               Lipper U.S. Government
                       U.S. Government                     Money Market
                  Money Market Mileage Fund                   Average
                  -------------------------            ----------------------
1 Year                      0.44%                              0.37%
3 Years*                    1.04%                              0.98%
5 Years*                    2.75%                              2.65%
10 Years*                   3.84%                              3.79%

                                   [END CHART]

*Annualized

                                            ANNUALIZED TOTAL RETURNS
                                       =================================
                                                 AS OF 6/30/04
                                       ---------------------------------
                                       1 YEAR      5 YEARS      10 YEARS
                                       ------      -------      --------
Mileage Class (1,2) .............       0.44%       2.75%        3.84%
Platinum Class (1,3) ............       0.06%       2.35%        3.64%

(1) Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2004 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

(3) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through June 30, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2004

                                   MILEAGE CLASS      PLATINUM CLASS
                                   -------------      --------------
7-day Current Yield*                   0.54%               0.06%
7-day Effective Yield*                 0.54%               0.06%
30-day Yield*                          0.47%               0.05%
Weighted Average Maturity            30 Days             30 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND (SM)
================================================================================

     The American AAdvantage Municipal Money Market Mileage Fund maintained a relatively short average maturity in the first half of 2004. The Variable Rate Demand Note (VRDN) market provided the most attractive investment option throughout the period. The VRDN market is driven primarily by supply and demand. Rates on these securities remained appealing because supply outweighed demand, particularly in the second quarter. The ratio between the BMA index (a weekly reset average of VRDNs) and 1-month LIBOR was 89.4% for the first half of the year, which is considerably higher than the historical average. This supports the Fund's strategy of being overweighted in VRDNs. In the current interest rate environment, the Fund will continue to focus on attractively priced VRDNs backed by letters of credit or bond insurance in anticipation of further "measured" rate hikes by the Federal Reserve.

     For the six months ended June 30, 2004, the total return of the American AAdvantage Municipal Money Market Mileage Fund - Mileage Class was 0.23%. The Fund outperformed the Lipper Tax-Exempt Money Market Average return of 0.19% by 4 basis points.

                 MILEAGE CLASS TOTAL RETURNS AS OF JUNE 30, 2004

                            [CHART OF MILEAGE CLASS]

                      American AAdvantage                 Lipper Tax-Exempt
                     Municipal Money Market                  Money Market
                         Mileage Fund                          Average
                     ----------------------               -----------------
1 Year                       0.46%                              0.37%
3 Years*                     0.78%                              0.77%
5 Years*                     1.76%                              1.75%
10 Years*                    2.43%                              2.40%

                                   [END CHART]

*Annualized

                                             ANNUALIZED TOTAL RETURNS
                                       ===================================
                                                  AS OF 6/30/04
                                       -----------------------------------
                                       1 YEAR        5 YEARS      10 YEARS
                                       ------        -------      --------
Mileage Class (1,2) ..............      0.46%         1.76%         2.43%
Platinum Class (1,3) .............      0.05%         1.32%         2.20%

(1) Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2004 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

(3) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through June 30, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2004

                                  MILEAGE CLASS       PLATINUM CLASS
                                  -------------       --------------
7-day Current Yield*                   0.52%               0.05%
7-day Effective Yield*                 0.52%               0.05%
30-day Yield*                          0.51%               0.05%
Weighted Average Maturity             6 Days              6 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2004

                                                % OF
                                              NET ASSETS
                                              ----------
Moffat County, Colorado Pollution Control        8.3%
Gulf Coast Waste Disposal Authority (Texas)      7.0%
Brazos Harbor Industrial Development
  Corporation                                    6.3%
Claremore Industrial and Redevelopment
    Authority                                    6.0%
Indiana County, Pennsylvania Industrial
  Development Authority                          5.1%
Michigan State Housing Development Authority     4.7%
Alachua County, Florida Housing
  Financial Authority                            4.6%
New York City Municipal Water
  Finance Authority                              4.5%
Ohio Water Development Authority                 4.3%
Calcasieu Parish Public Trust Authority          4.0%

                               [GRAPHIC OF EAGLE]

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)
===============================================================================

                                                                                    U.S. GOVERNMENT    MUNICIPAL
                                                                      MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                                      ============  ===============  ============
                                                                               (IN THOUSANDS, EXCEPT SHARE
                                                                                   AND PER SHARE AMOUNTS)
ASSETS:
  Investment in Portfolio, at value ...............................   $    466,550    $    19,849    $     32,484
  Receivable from Manager for expense reimbursement (Note 2) ......             35              1               -
  Other assets ....................................................              -              -               3
                                                                      ------------    -----------    ------------
     TOTAL ASSETS .................................................        466,585         19,850          32,487
                                                                      ------------    -----------    ------------
LIABILITIES:
  Payable for fund shares redeemed ................................            127              -               -
  Distribution fees payable (Note 2) ..............................             96              4               7
  Dividends payable ...............................................              1              -               -
  Administrative services fees payable (Note 2) ...................            263              4               7
  Other liabilities ...............................................             73              1               -
                                                                      ------------    -----------    ------------
     TOTAL LIABILITIES ............................................            560              9              14
                                                                      ------------    -----------    ------------
NET ASSETS ........................................................   $    466,025    $    19,841    $     32,473
                                                                      ============    ===========    ============
ANALYSIS OF NET ASSETS:
  Paid-in-capital .................................................        466,025         19,841          32,473
                                                                      ------------    -----------    ------------
NET ASSETS ........................................................   $    466,025    $    19,841    $     32,473
                                                                      ============    ===========    ============
Shares outstanding (no par value):
  Mileage Class: ..................................................     47,550,127     12,631,641      25,834,025
                                                                      ============    ===========    ============
  Platinum Class: .................................................    418,474,619      7,209,116       6,638,639
                                                                      ============    ===========    ============
Net asset value, offering and redemption price per share:
  Mileage Class: ..................................................   $       1.00    $      1.00    $       1.00
                                                                      ============    ===========    ============
  Platinum Class: .................................................   $       1.00    $      1.00    $       1.00
                                                                      ============    ===========    ============

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)
================================================================================

                                                                                   U.S. GOVERNMENT     MUNICIPAL
                                                                     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                     ============  ===============   ============
                                                                                   (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
  Interest income .................................................     $2,695          $ 98              $195
  Portfolio expenses ..............................................       (267)          (10)              (21)
                                                                        ------          ----              ----
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ............      2,428            88               174
                                                                        ------          ----              ----
FUND EXPENSES:
  Administrative service fees (Note 2) ............................        240             9                18
  Administrative service fees - Platinum Class (Note 2) ...........      1,397            20                24
  Transfer agent fees - Mileage Class .............................          -             -                 5
  Transfer agent fees - Platinum Class ............................         25             -                 1
  Professional fees ...............................................         21             1                 2
  Registration fees and expenses ..................................         25            14                14
  Distribution fees - Mileage Class (Note 2) ......................         61            15                36
  Distribution fees - Platinum Class (Note 2) .....................        537             8                 9
  Other expenses ..................................................         89             2                 4
                                                                        ------          ----              ----
        TOTAL FUND EXPENSES .......................................      2,395            69               113
                                                                        ------          ----              ----
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE 2) ...........                   224             8                 8
                                                                        ------          ----              ----
        NET FUND EXPENSES .........................................      2,171            61               105
                                                                        ------          ----              ----
NET INVESTMENT INCOME .............................................        257            27                69
                                                                        ------          ----              ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
  Net realized gain on investments ................................         12             1                 -
                                                                        ------          ----              ----
        NET GAIN ON INVESTMENTS ...................................         12             1                 -
                                                                        ------          ----              ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............     $  269          $ 28              $ 69
                                                                        ======          ====              ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                 MONEY MARKET
                                                                      =================================
                                                                       SIX MONTHS
                                                                          ENDED             YEAR ENDED
                                                                      JUNE 30, 2004         DECEMBER 31,
                                                                       (UNAUDITED)             2003
                                                                      -------------         -----------
                                                                                (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income .....................................           $     257            $   1,021
  Net realized gain on investments ..........................                  12                    6
                                                                        ---------            ---------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     269                1,027
                                                                        ---------            ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income - Mileage Class .....................                (149)                (419)
  Net investment income - Platinum Class ....................                (108)                (601)
  Net realized gain on investments - Mileage Class...........                  (1)                  (1)
  Net realized gain on investments - Platinum Class..........                 (11)                  (5)
                                                                        ---------            ---------
     DISTRIBUTIONS TO SHAREHOLDERS: .........................                (269)              (1,026)
                                                                        ---------            ---------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares .............................              96,416              160,060
  Reinvestment of dividends and distributions ...............                 266                1,018
  Cost of shares redeemed ...................................            (111,234)            (298,628)
                                                                        ---------            ---------
     NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS ..................................             (14,552)            (137,550)
                                                                        ---------            ---------
NET INCREASE (DECREASE) IN NET ASSETS .......................             (14,552)            (137,549)
NET ASSETS:
  Beginning of period .......................................             480,577              618,126
                                                                        ---------            ---------
  END OF PERIOD .............................................           $ 466,025            $ 480,577
                                                                        =========            =========

                             See accompanying notes
--------------------------------------------------------------------------------

===================================================================================
    U.S. GOVERNMENT MONEY MARKET                       MUNICIPAL MONEY MARKET
====================================            ===================================
  SIX MONTHS                                     SIX MONTHS
    ENDED                YEAR ENDED                 ENDED               YEAR ENDED
JUNE 30, 2004            DECEMBER 31,           JUNE 30, 2004           DECEMBER 31,
 (UNAUDITED)                2003                 (UNAUDITED)               2003
-------------            -----------            -------------           -----------
                                    (IN THOUSANDS)
  $    27                 $     72                $     69                $    154
        1                        1                       -                       -
  -------                 --------                --------                --------
       28                       73                      69                     154
  -------                 --------                --------                --------
      (26)                     (66)                    (67)                   (148)
       (1)                      (6)                     (2)                     (6)
       (1)                      (1)                      -                       -
        -                        -                       -                       -
  -------                 --------                --------                --------
      (28)                     (73)                    (69)                   (154)
  -------                 --------                --------                --------
   12,184                   12,999                  29,694                  60,607
       28                       71                      69                     153
   (9,178)                 (23,304)                (30,720)                (59,758)
  -------                 --------                --------                --------
    3,034                  (10,234)                   (957)                  1,002
  -------                 --------                --------                --------
    3,034                  (10,234)                   (957)                  1,002

   16,807                   27,041                  33,430                  32,428
  -------                 --------                --------                --------
  $19,841                 $ 16,807                $ 32,473                $ 33,430
  =======                 ========                ========                ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund and American AAdvantage Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The U.S. Government Money Market and Municipal Money Market Mileage Funds commenced sales of a second class of shares designated as "Platinum Class" on November 1, 1999. At the same time, the existing shares of the U.S. Government Money Market and Municipal Money Market Mileage Funds were redesignated as "Mileage Class" shares.

    Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

      AMERICAN AADVANTAGE:  --> INVESTS ASSETS IN -->   AMR INVESTMENT SERVICES TRUST:
      --------------------                              ------------------------------
      Money Market Mileage Fund                         Money Market Portfolio
      U.S. Government Money Market Mileage Fund         U.S. Government Money Market Portfolio
      Municipal Money Market Mileage Fund               Municipal Money Market Portfolio

    Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (9.96%, 7.27% and 81.78% at June 30, 2004 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

    AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

    The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

    The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

    Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

    Dividends are determined in accordance with income tax principles which may treat certain transactions differently than accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

  Federal Income and Excise Taxes

    It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

    All dividends paid by the Municipal Money Market Mileage Fund were "exempt
- interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 23% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Allocation of Income, Expenses, Gains and Losses

    Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

    The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

  Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

    In the normal course of business, the Funds enter into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Funds' maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Funds have had no prior claims or losses pursuant to any such agreement.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

    The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing administrative duties required under the Management Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

  Administrative Services Plan

    The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.65% of the average daily net assets of the Platinum Class of each Fund.

  Distribution Plan

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of each Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

  Reimbursement and Waiver of Expenses

    The Manager contractually agreed to reimburse the Platinum Class of the Municipal Money Market and U.S. Government Money Market Mileage Funds for other expenses through December 31, 2004 to the extent that total annual fund operating expenses exceed 1.20%. In addition, the Manager agreed to voluntarily reimburse additional fees to the extent necessary to preserve a certain minimum level of returns for Platinum Class Fund shareholders. During the six months ended June 30, 2004, the Manager waived or reimbursed expenses as follows:

FUND                                                                    AMOUNT
----                                                                    ------
Money Market Mileage Fund
   Platinum Class .................................................... $224,121
U.S. Government Money Market Mileage Fund
   Platinum Class ....................................................    8,211
Municipal Money Market Mileage Fund
   Platinum Class ....................................................    8,231

  Expense Reimbursement Plan

    The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                                                                U.S. GOVERNMENT           MUNICIPAL
YEAR                                         MONEY MARKET         MONEY MARKET          MONEY MARKET
----                                         ------------       ---------------         ------------
2006 ....................................      $200,654             $7,709                 $9,134
2007 ....................................       224,121              8,211                  8,231

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

  Other

    Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2004, the cost of air transportation was not material to any of the Funds.

3.  CAPITAL SHARE TRANSACTIONS

    The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2004
------------------------------

                                                                       U.S. GOVERNMENT                       MUNICIPAL
                                      MONEY MARKET                       MONEY MARKET                       MONEY MARKET
                                      MILEAGE FUND                       MILEAGE FUND                       MILEAGE FUND
                            ===============================    ===============================    ================================
                            MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS     PLATINUM CLASS
                            -------------    --------------    -------------    --------------    -------------     --------------
Shares sold .............       15,423            80,993           3,557             8,627            23,707             5,987
Reinvestment of
  dividends .............          147               119              26                 2                67                 2
Shares redeemed .........      (17,073)          (94,161)         (3,076)           (6,102)          (23,472)           (7,248)
                               -------           -------          ------            ------           -------            ------
Net increase
  (decrease) in
  capital shares
  outstanding ...........       (1,503)          (13,049)            507             2,527               302            (1,259)
                               =======           =======          ======            ======           =======            ======

Year Ended December 31, 2003
----------------------------

                                                                       U.S. GOVERNMENT                        MUNICIPAL
                                      MONEY MARKET                       MONEY MARKET                       MONEY MARKET
                                      MILEAGE FUND                       MILEAGE FUND                       MILEAGE FUND
                            ===============================    ===============================    ================================
                            MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS     PLATINUM CLASS
                            -------------    --------------    -------------    --------------    -------------     --------------
Shares sold ............        31,560           128,500            3,594             9,405           45,496             15,111
Reinvestment of
  dividends ............           416               602               65                 6              147                  6
Shares redeemed ........       (46,807)         (251,821)         (11,170)          (12,134)         (45,023)           (14,735)
                               -------          --------          -------           -------          -------            -------
Net increase (decrease)
    in capital shares
    outstanding ........       (14,831)         (122,719)          (7,511)           (2,723)             620                382
                               =======          ========          =======           =======          =======            =======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                               MILEAGE CLASS
                                          ==========================================================================================
                                          SIX MONTHS                                                     TWO MONTHS
                                            ENDED                    YEAR ENDED DECEMBER 31,                ENDED        YEAR ENDED
                                           JUNE 30,       ===========================================    DECEMBER 31,    OCTOBER 31,
                                             2004           2003        2002        2001       2000         1999            1999
                                          -----------     -------     -------     -------     -------    ------------    -----------
                                          (UNAUDITED)
Net asset value, beginning of
  period ..............................    $   1.00       $  1.00     $  1.00     $  1.00     $  1.00     $   1.00        $   1.00
                                           --------       -------     -------     -------     -------     --------        --------
  Income from investment operation:
     Net investment income (A) ........           -(C)       0.01        0.01        0.04        0.06         0.01            0.05
     Dividends from net
       investment income ..............           -(C)      (0.01)      (0.01)      (0.04)      (0.06)       (0.01)          (0.05)
                                           --------       -------     -------     -------     -------     --------        --------
Net asset value, end of period ........    $   1.00       $  1.00     $  1.00     $  1.00     $  1.00     $   1.00        $   1.00
                                           ========       =======     =======     =======     =======     ========        ========
Total return ..........................       0.31%(B)      0.73%       1.29%       3.76%       6.07%        0.89%(B)        4.74%
                                           ========       =======     =======     =======     =======     ========        ========
Ratios and supplemental data:
     Net assets, end of period
       (in thousands) .................     $47,550       $49,053     $63,884     $86,910     $97,698     $112,653        $124,703
     Ratios to average net assets
       (annualized) (A):
       Expenses .......................       0.52%         0.51%       0.63%       0.63%       0.61%        0.57%           0.59%
       Net investment income ..........       0.61%         0.74%       1.29%       3.74%       5.87%        5.30%           4.63%
       Decrease reflected in above
         ratio due to absorption of
         expenses by the Manager ......           -             -           -           -           -            -               -

-------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Portfolio.

(B)  Not annualized.

(C)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

================================================================================================================
                                                    PLATINUM CLASS
================================================================================================================
SIX MONTHS                                                                          TWO MONTHS
  ENDED                               YEAR ENDED DECEMBER 31,                         ENDED          YEAR ENDED
 JUNE 30,         ==========================================================        DECEMBER 31,      OCTOBER 31,
   2004             2003             2002             2001            2000             1999             1999
-----------       --------         --------         --------        --------       ------------      -----------
(UNAUDITED)
 $   1.00         $   1.00         $   1.00         $   1.00         $   1.00        $   1.00         $   1.00
 --------         --------         --------         --------         --------        --------         --------
        -(C)             -(C)          0.01             0.03             0.05            0.01             0.04

        -(C)             -(C)         (0.01)           (0.03)           (0.05)          (0.01)           (0.04)
 --------         --------         --------         --------         --------        --------         --------
 $   1.00         $   1.00         $   1.00         $   1.00         $   1.00        $   1.00         $   1.00
 ========         ========         ========         ========         ========        ========         ========
    0.03%(B)         0.12%            0.81%            3.32%            5.57%           0.80%(B)         4.22%
 ========         ========         ========         ========         ========        ========         ========
 $418,475         $431,524         $554,242         $678,026         $643,693        $442,218         $342,192

    1.08%            1.12%            1.10%            1.06%            1.08%           1.09%            1.09%

    0.05%            0.13%            0.82%            3.26%            5.46%           4.80%            4.17%

    0.10%            0.04%                -                -                -           0.01%                -

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                 MILEAGE CLASS
                                          ==========================================================================================
                                           SIX MONTHS                                                    TWO MONTHS
                                             ENDED                  YEAR ENDED DECEMBER 31,                 ENDED        YEAR ENDED
                                            JUNE 30,      ===========================================    DECEMBER 31,    OCTOBER 31,
                                              2004          2003        2002        2001       2000         1999            1999
                                          -----------     -------     -------     -------     -------    ------------    -----------
                                          (UNAUDITED)
Net asset value, beginning
  of period ...........................    $  1.00        $  1.00     $  1.00     $  1.00     $  1.00      $  1.00         $  1.00
                                           -------        -------     -------     -------     -------      -------         -------
  Income from investment operation:
     Net investment income (A) ........          -(D)        0.01        0.01        0.04        0.06         0.01            0.04
     Dividends from net
       investment income ..............          -(D)       (0.01)      (0.01)      (0.04)      (0.06)       (0.01)          (0.04)
                                           -------        -------     -------     -------     -------      -------         -------
Net asset value, end of period.........    $  1.00        $  1.00     $  1.00     $  1.00     $  1.00      $  1.00         $  1.00
                                           =======        =======     =======     =======     =======      =======         =======
Total return ..........................      0.22%(C)       0.47%       1.06%       3.72%       5.93%        0.87%(C)        4.50%
                                           =======        =======     =======     =======     =======      =======         =======
Ratios and supplemental data:
     Net assets, end of period
       (in thousands)..................    $12,632        $12,126     $19,636     $17,798     $18,400      $29,407         $34,059
     Ratios to average net assets
       (annualized) (A):
       Expenses .......................      0.66%          0.77%       0.79%       0.62%       0.62%        0.62%           0.62%
       Net investment income ..........      0.43%          0.46%       1.06%       3.66%       5.72%        5.17%           4.41%
       Decrease reflected in
          above ratio due to
          absorption of expenses by
          the Manager .................          -              -       0.01%       0.08%       0.26%        0.16%           0.10%

---------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)  Not annualized.

(D)  Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

================================================================================================
                                         PLATINUM CLASS
================================================================================================
 SIX MONTHS                                                                         TWO MONTHS
   ENDED                            YEAR ENDED DECEMBER 31,                           ENDED
  JUNE 30,        ==========================================================        DECEMBER 31,
    2004            2003             2002             2001            2000            1999(B)
-----------       --------         --------         --------        --------       ------------
(UNAUDITED)
  $ 1.00           $ 1.00           $ 1.00           $  1.00        $  1.00          $ 1.00
  ------           ------           ------           -------        -------          ------
       -(D)             -(D)          0.01              0.03           0.05            0.01

       -(D)             -(D)         (0.01)            (0.03)         (0.05)          (0.01)
  ------           ------           ------           -------        -------          ------
  $ 1.00           $ 1.00           $ 1.00           $  1.00        $  1.00          $ 1.00
  ======           ======           ======           =======        =======          ======
   0.03%(C)         0.09%            0.69%             3.22%          5.47%           0.80%(C)
  ======           ======           ======           =======        =======          ======

  $7,209           $4,681           $7,405           $16,903        $12,350          $    1

   1.03%            1.14%            1.15%             1.10%          1.10%           1.10%
   0.05%            0.09%            0.74%             3.11%          5.55%           4.69%

   0.27%            0.17%            0.06%             0.08%          0.14%           0.20%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                MILEAGE CLASS
                                               ==================================================================================
                                                SIX MONTHS                                             TWO MONTHS
                                                   ENDED             YEAR ENDED DECEMBER 31,              ENDED       YEAR ENDED
                                                  JUNE 30,    ====================================     DECEMBER 31,   OCTOBER 31,
                                                   2004         2003      2002      2001        2000       1999          1999
                                               -----------    -------   -------    -------    -------  ------------   -----------
                                               (UNAUDITED)
Net asset value, beginning
 of period .................................    $  1.00       $  1.00   $  1.00    $  1.00    $  1.00    $  1.00        $  1.00
                                                -------       -------   -------    -------    -------    -------        -------
   Income from investment operation:
      Net investment income (A) ............          -(D)       0.01      0.01       0.02       0.04       0.01           0.03
      Dividends from net
       investment income ...................          -(D)      (0.01)    (0.01)     (0.02)     (0.04)     (0.01)         (0.03)
                                                -------       -------   -------    -------    -------    -------        -------
Net asset value, end of period .............    $  1.00       $  1.00   $  1.00    $  1.00    $  1.00    $  1.00        $  1.00
                                                =======       =======   =======    =======    =======    =======        =======
Total return ...............................      0.23%(C)      0.57%     0.77%      2.17%      3.63%      0.55%(C)       2.69%
                                                =======       =======   =======    =======    =======    =======        =======
Ratios and supplemental data:
      Net assets, end of period
       (in thousands) ......................    $25,834       $25,532   $24,911    $25,792    $28,971    $28,693        $28,338
      Ratios to average net assets
       (annualized) (A):
         Expenses ..........................      0.61%         0.59%     0.74%      0.65%      0.61%      0.57%          0.64%
         Net investment income .............      0.46%         0.57%     0.77%      2.15%      3.58%      3.27%          2.64%
         Decrease reflected in
          above ratio due to absorption
          of expenses by the Manager .......          -             -     0.05%      0.13%      0.01%          -          0.08%

___________________________

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class Shares.

(C)    Not annualized.

(D)    Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=========================================================================
                              PLATINUM CLASS
=========================================================================
 SIX MONTHS                                                  TWO MONTHS
   ENDED              YEAR ENDED DECEMBER 31,                   ENDED
  JUNE 30,     ============================================  DECEMBER 31,
   2004          2003        2002        2001        2000      1999(B)
-----------    -------     -------      -------    -------   ------------
(UNAUDITED)
 $  1.00       $  1.00     $  1.00      $  1.00    $  1.00     $  1.00
 -------       -------     -------      -------    -------     -------

       -(D)          -(D)        -(D)      0.02       0.03        0.01

       -(D)          -(D)        -(D)     (0.02)     (0.03)      (0.01)
 -------       -------     -------      -------    -------     -------
 $  1.00       $  1.00     $  1.00      $  1.00    $  1.00     $  1.00
 =======       =======     =======      =======    =======     =======
   0.02%(C)      0.07%       0.35%        1.72%      3.05%       0.45%(C)
 =======       =======     =======      =======    =======     =======

 $ 6,639       $ 7,898     $ 7,517      $ 8,464    $ 7,889     $     1

   1.02%         1.09%       1.16%        1.10%      1.10%       1.10%
   0.05%         0.07%       0.34%        1.72%      3.29%       2.74%

   0.23%         0.13%       0.07%        0.13%      0.06%       0.17%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)
================================================================================

                                                                              PAR
                                                                             AMOUNT             VALUE
                                                                            --------        -------------
                                                                               (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (Note B) - 6.13%
Banc of America Securities, LLC, 1.60%, Due 7/1/2004 ....................   $280,000         $    280,000
JP Morgan Chase Securities, 1.54%, Due 7/1/2004 .........................      7,220                7,220
                                                                                             ------------
      TOTAL REPURCHASE AGREEMENTS .......................................                         287,220
                                                                                             ------------
EURODOLLAR TIME DEPOSITS - 17.07%
Canadian Imperial Bank of Commerce, 1.375%, Due 7/1/2004 ................    200,000              200,000
Den Danske Bank, 1.50%, Due 7/1/2004 ....................................    200,000              200,000
Royal Bank of Canada, 1.50%, Due 7/1/2004 ...............................    200,000              200,000
Societe Generale, 1.375%, Due 7/1/2004 ..................................    200,000              200,000
                                                                                             ------------
      TOTAL EURODOLLAR TIME DEPOSITS ....................................                         800,000
                                                                                             ------------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (Note E) - 12.69%
Bank of Scotland Treasury Services plc, 1.52%, Due 3/14/2005 ............    196,450              196,580
Bank One, NA,
   1.379%, Due 11/1/2004 ................................................     15,000               15,012
   1.19%, Due 1/27/2005 .................................................     25,000               25,009
   1.199%, Due 2/3/2005 .................................................     10,000               10,004
   1.38%, Due 2/10/2005 .................................................     25,000               25,038
Bayerische Landesbank, 1.17%, Due 5/9/2005 ..............................     75,000               75,027
First Tennessee Bank,
   1.179%, Due 7/21/2004 ................................................     50,000               50,003
   1.179%, Due 5/3/2005 .................................................     50,000               50,019
Marshall and Ilsley Bank FSB, 1.14%, Due 4/25/2005 ......................     50,000               50,005
National City Bank, 1.15%, Due 5/9/2005 .................................     50,000               50,006
SouthTrust Bank, NA, 1.239%, Due 5/2/2005 ...............................     40,000               40,035
Wachovia Bank, NA, 1.21%, Due 10/19/2004 ................................      8,000                8,002
                                                                                             ------------
      TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ........                         594,740
                                                                                             ------------
VARIABLE RATE PROMISSORY NOTES (Note E) - 6.40%
Goldman Sachs Group, 1.24%, Due 5/9/2005 ................................    300,000              300,000
                                                                                             ------------
      TOTAL VARIABLE RATE PROMISSORY NOTES ..............................                         300,000
                                                                                             ------------
VARIABLE RATE FUNDING AGREEMENTS (Notes A and E) - 6.29%
General Electric Capital Assurance Company, 1.19%, Due 12/15/2004 .......    100,000              100,000
Metropolitan Life Insurance Company, 1.39%, Due 11/22/2004 ..............    195,000              195,000
                                                                                             ------------
      TOTAL VARIABLE RATE FUNDING AGREEMENTS ............................                         295,000
                                                                                             ------------
ASSET-BACKED COMMERCIAL PAPER, 144A (Notes C and D) - 16.36%
Atlantis One Funding Corporation, 1.07%, Due 9/3/2004 ...................    100,000               99,810
Edison Asset Securitization, 1.11%, Due 7/1/2004 ........................     60,000               60,000
FCAR Owner Trust Series I,
   1.10%, Due 7/2/2004 ..................................................    150,000              149,995
   1.07%, Due 9/2/2004 ..................................................    142,000              141,734
K2 USA LLC, 1.10%, Due 7/12/2004 ........................................     30,000               29,990
Moat Funding LLC, 1.09%, Due 7/6/2004 ...................................     59,150               59,141
Sigma Finance, Incorporated,
   1.10%, Due 7/7/2004 ..................................................     63,700               63,688
   1.09%, Due 7/12/2004 .................................................     58,700               58,681
Scaldis Capital LLC,
   1.095%, Due 7/9/2004 .................................................     57,202               57,188
   1.09%, Due 7/14/2004 .................................................     20,188               20,180
   1.10%, Due 8/23/2004 .................................................     26,491               26,448
                                                                                             ------------
      TOTAL ASSET-BACKED COMMERCIAL PAPER ...............................                         766,855
                                                                                             ------------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

                                                                              PAR
                                                                             AMOUNT             VALUE
                                                                            --------        -------------
                                                                               (DOLLARS IN THOUSANDS)
VARIABLE RATE MEDIUM-TERM NOTES (Note E) - 34.96%
American General Finance Corporation, 1.35%, Due 8/6/2004 ...............   $ 64,770         $     64,782
American Honda Finance Corporation, 144A (Note C),
   1.29%, Due 10/7/2004 .................................................     50,000               50,024
   1.27%, Due 1/13/2005 .................................................     25,000               25,022
   1.30%, Due 2/11/2005 .................................................     10,000               10,010
   1.22%, Due 4/11/2005 .................................................     60,000               60,059
Bank of America Corporation,
   1.21%, Due 7/2/2004 ..................................................     52,000               52,000
   1.43%, Due 10/22/2004 ................................................    130,140              130,269
Bank One, NA, 1.368%, Due 2/8/2005 ......................................     20,000               20,028
Citigroup, Incorporated,
   1.30%, Due 10/22/2004 ................................................     77,700               77,747
   1.25%, Due 2/7/2005 ..................................................    170,965              171,075
Credit Suisse First Boston Corporation, 1.36%, Due 4/5/2005 .............     45,000               45,094
DLJ, Incorporated, 1.679%, Due 2/1/2005 .................................     10,000               10,032
General Electric Capital Corporation, 1.359%, Due 7/18/2005 .............    180,000              180,000
Merrill Lynch & Company, Incorporated,
   1.46%, Due 1/13/2005 .................................................    124,000              124,236
   1.45%, Due 1/18/2005 .................................................     20,000               20,038
   1.429%, Due 2/3/2005 .................................................     10,000               10,017
Morgan Stanley and Company, Incorporated, 1.42%, Due 1/24/2005 ..........    139,000              139,230
PACCAR Financial Corporation, 1.11%, Due 4/15/2005 ......................     35,000               35,004
SLM Corporation, 1.32%, Due 7/26/2004 ...................................     56,670               56,677
Toyota Motor Credit Corporation,
   1.14%, Due 1/14/2005 .................................................     50,000               50,012
   1.18%, Due 2/11/2005 .................................................     50,000               50,011
USA Education, Incorporated, 1.50%, Due 10/25/2004 ......................     78,500               78,586
Wachovia Corporation, 1.56%, Due 8/19/2004 ..............................     28,500               28,518
Wells Fargo and Company, 1.30%, Due 7/15/2005 ...........................    150,000              150,000
                                                                                             ------------
      TOTAL VARIABLE RATE MEDIUM-TERM NOTES .............................                       1,638,471
                                                                                             ------------
TOTAL INVESTMENTS - 99.90% (Cost $4,682,286) ............................                       4,682,286
                                                                                             ------------
OTHER ASSETS, NET OF LIABILITIES - 0.10% ................................                           4,535
                                                                                             ------------
TOTAL NET ASSETS - 100% .................................................                    $  4,686,821
                                                                                             ============

___________________________

Based on the cost of investments of $4,682,286 for federal income tax purposes at June 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 4.50% - 7.00%, Due 3/1/2009 - 6/1/2034, Total Value - $285,600; JP Morgan
    Chase Bank for JP Morgan Chase Securities, 5.00% - 6.50%, Due
    2/15/2033 - 6/15/2034, Total Value - $7,366.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $911,970 or 19.46% of net assets.
(D) Rates associated with money market securities represent discount rate at time of purchase.
(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)
================================================================================

                                                                              PAR
                                                                             AMOUNT            VALUE
                                                                            --------        -----------
                                                                               (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (Note A) - 26.71%
Banc of America Securities, LLC, 1.60%, Due 7/1/2004 ....................   $ 22,887        $    22,887
JP Morgan Chase Securities, 1.54%, Due 7/1/2004 .........................     50,000             50,000
                                                                                            -----------
      TOTAL REPURCHASE AGREEMENTS .......................................                        72,887
                                                                                            -----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 73.27%
Federal Home Loan Bank,
   Discount Note, 1.16%, Due 7/6/2004 (Note B) ..........................      1,000              1,000
   Variable Rate Note, 1.06%, Due 8/11/2004 (Note C) ....................      5,000              5,000
   Discount Note, 1.27%, Due 8/11/2004 (Note B) .........................        765                764
   Discount Note, 1.28%, Due 8/18/2004 (Note B) .........................      3,000              2,995
   Discount Note, 1.08%, Due 12/3/2004 (Note B) .........................      1,082              1,077
   Variable Rate Note, 1.23%, Due 7/26/2005 (Note C) ....................     15,000             14,996
   Variable Rate Note, 1.029%, Due 8/2/2005 (Note C) ....................     15,000             14,997
   Variable Rate Note, 0.993%, Due 10/5/2005 (Note C) ...................      5,000              4,997
Federal Home Loan Mortgage Corporation,
   Discount Note, 1.06%, Due 7/6/2004 (Note B) ..........................      1,713              1,713
   Discount Note, 1.10%, Due 7/6/2004 (Note B) ..........................     15,000             14,998
   Discount Note, 1.12%, Due 7/6/2004 (Note B) ..........................      2,004              2,004
   Discount Note, 1.08%, Due 8/3/2004 (Note B) ..........................      5,000              4,994
   Discount Note, 1.07%, Due 8/10/2004 (Note B) .........................      1,810              1,808
   Discount Note, 1.27%, Due 8/10/2004 (Note B) .........................        600                599
   Discount Note, 1.32%, Due 8/10/2004 (Note B) .........................      2,000              1,997
   Discount Note, 1.07%, Due 8/12/2004 (Note B) .........................      5,000              4,994
   Discount Note, 1.065%, Due 8/16/2004 (Note B) ........................     10,000              9,986
   Discount Note, 1.40%, Due 8/23/2004 (Note B) .........................      1,600              1,597
   Discount Note, 1.08%, Due 8/26/2004 (Note B) .........................      2,740              2,735
   Discount Note, 1.07%, Due 8/31/2004 (Note B) .........................      2,000              1,996
   Discount Note, 1.08%, Due 8/31/2004 (Note B) .........................      3,000              2,995
   Discount Note, 1.44%, Due 9/21/2004 (Note B) .........................      6,500              6,479
   Discount Note, 1.465%, Due 9/21/2004 (Note B) ........................     17,906             17,846
   Discount Note, 1.09%, Due 10/20/2004 (Note B) ........................      1,000                997
   Variable Rate Note, 1.365%, Due 9/9/2005 (Note C) ....................     10,800             10,804
Federal National Mortgage Association,
   Discount Note, 1.06%, Due 7/1/2004 (Note B) ..........................      1,400              1,400
   Discount Note, 1.05%, Due 7/7/2004 (Note B) ..........................      1,400              1,400
   Discount Note, 1.14%, Due 7/7/2004 (Note B) ..........................      5,000              4,999
   Discount Note, 1.20%, Due 7/21/2004 (Note B) .........................      1,600              1,599
   Discount Note, 1.09%, Due 8/4/2004 (Note B) ..........................      5,000              4,995
   Discount Note, 1.35%, Due 8/4/2004 (Note B) ..........................      2,275              2,272
   Discount Note, 1.06%, Due 8/6/2004 (Note B) ..........................      2,551              2,548
   Discount Note, 1.07%, Due 8/11/2004 (Note B) .........................      1,240              1,238
   Discount Note, 1.08%, Due 8/11/2004 (Note B) .........................      1,250              1,248
   Discount Note, 1.28%, Due 8/18/2004 (Note B) .........................      2,050              2,047
   Discount Note, 1.36%, Due 8/20/2004 (Note B) .........................      4,300              4,292

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

                                                                              PAR
                                                                             AMOUNT            VALUE
                                                                            --------        -----------
                                                                               (DOLLARS IN THOUSANDS)
   Discount Note, 1.48%, Due 9/15/2004 (Note B) .........................   $    400        $       399
   Discount Note, 1.09%, Due 10/1/2004 (Note B) .........................      5,000              4,986
   Discount Note, 1.07%, Due 11/12/2004 (Note B) ........................      2,944              2,932
   Discount Note, 1.09%, Due 12/10/2004 (Note B) ........................      3,000              2,985
   Discount Note, 1.09%, Due 12/16/2004 (Note B) ........................      1,275              1,269
   Variable Rate Note, 0.98%, Due 10/3/2005 (Note C) ....................     10,000              9,992
   Variable Rate Note, 1.05%, Due 12/9/2005 (Note C) ....................     15,000             14,987
                                                                                            -----------
      TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS ..........................                       199,956
                                                                                            -----------
TOTAL INVESTMENTS - 99.98% (Cost $272,843) ..............................                       272,843
                                                                                            -----------
OTHER ASSETS, NET OF LIABILITIES - 0.02% ................................                            55
                                                                                            -----------
TOTAL NET ASSETS - 100% .................................................                   $   272,898
                                                                                            ===========

___________________________

Based on the cost of investments of $272,843 for federal income tax purposes at June 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00%, Due 5/1/2019, Total Value - $23,345; and at JP Morgan Chase Bank for JP Morgan Chase Securities, 5.00% - 6.00%, Due 11/15/2032 - 6/15/2034, Total
    Value - $51,001.
(B) Rates represent discount rate.
(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)
================================================================================

                                                                                                  PAR
                                                                                                 AMOUNT           VALUE
                                                                                                --------        ---------
                                                                                                   (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS (Note A) - 91.16%
COLORADO - 8.31%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984
   (Ute Electric Company Project), Bond Insurance - Ambac Assurance Corporation, 1.30%,
   Due 7/1/2010, SPA Societe Generale ........................................................  $3,300          $   3,300
                                                                                                                ---------
      TOTAL COLORADO .........................................................................                      3,300
                                                                                                                ---------
FLORIDA - 4.62%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
   Series 2001 (University Cove Apartment Project), 1.10%, Due 6/15/2034,
   LOC SouthTrust Bank, NA ...................................................................   1,835              1,835
                                                                                                                ---------
      TOTAL FLORIDA ..........................................................................                      1,835
                                                                                                                ---------
ILLINOIS - 2.69%
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois, Series 1996
   (Countryside Landfill Inc. Project), 1.20%, Due 4/1/2021, LOC JP Morgan Chase Bank ........   1,070              1,070
                                                                                                                ---------
      TOTAL ILLINOIS .........................................................................                      1,070
                                                                                                                ---------
INDIANA - 4.56%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
   Series 1989 (ND-Tech Corporation Project), 1.10%, Due 7/1/2009, LOC Societe Generale ......   1,000              1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue Bonds,
   Series 1991 (Group Dekko Int'l Project), 1.13%, Due 12/1/2011, LOC Bank One ...............     810                810
                                                                                                                ---------
      TOTAL INDIANA ..........................................................................                      1,810
                                                                                                                ---------
KENTUCKY - 5.54%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001
   (North American Stainless, L.P.), 1.11%, Due 5/1/2031, LOC Fifth Third Bank ...............   1,100              1,100
County of Breckinridge Kentucky, Kentucky Association of Counties Leasing Trust,
   Lease Program Revenue Bonds, Series 2001, 1.06%, Due 2/1/2031, LOC Fifth Third Bank .......   1,100              1,100
                                                                                                                ---------
      TOTAL KENTUCKY .........................................................................                      2,200
                                                                                                                ---------
LOUISIANA - 4.00%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series 1997
   (WPT Corporation Project), 1.10%, Due 12/1/2027, LOC JP Morgan Chase Bank .................   1,589              1,589
                                                                                                                ---------
      TOTAL LOUISIANA ........................................................................                      1,589
                                                                                                                ---------
MARYLAND - 3.52%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997,
   Issue I (The Grand), 1.06%, Due 6/1/2030, LOC Federal National Mortgage Association .......   1,400              1,400
                                                                                                                ---------
      TOTAL MARYLAND .........................................................................                      1,400
                                                                                                                ---------
MICHIGAN - 10.55%
City of Detroit Michigan Sewage Disposal Revenue Bonds, Series 1998B, 0.98%, Due 7/1/2023,
   LOC MBIA/Morgan Guaranty ..................................................................      10                 10
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Series XII-X,
   Bond Insurance - Ambac Assurance Corporation, 1.10%, Due 9/1/2031, SPA Lloyds TSB .........   1,000              1,000
Michigan State Hospital Finance Authority, Hospital Equipment Loan Program Bonds,
   Series A, 1.06%, Due 12/1/2023, LOC National City Bank NA .................................   1,300              1,300
Michigan State Housing Development Authority Variable Rate Limited Obligation Multifamily
   Housing Revenue Refunding Bonds, 1.08%, Due 6/1/2018, LOC Bank of New York ................   1,880              1,880
                                                                                                                ---------
      TOTAL MICHIGAN .........................................................................                      4,190
                                                                                                                ---------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

                                                                                                  PAR
                                                                                                 AMOUNT           VALUE
                                                                                                --------        ---------
                                                                                                   (DOLLARS IN THOUSANDS)
NEW YORK - 4.53%
New York City Municipal Water Finance Authority, Water and Sewer Revenue Bonds,
   Series 1993C Adjustable Rate Fiscal Bonds, 1.06%, Due 6/15/2022,
   LOC Financial Guaranty Insurance Company ..................................................  $1,800          $   1,800
                                                                                                                ---------
      TOTAL NEW YORK .........................................................................                      1,800
                                                                                                                ---------
OHIO - 4.28%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds,
   Series 2000B (Waste Management, Incorporated, Project), 1.18%, Due 7/1/2020,
   LOC Fleet National Bank ...................................................................   1,700              1,700
                                                                                                                ---------
      TOTAL OHIO .............................................................................                      1,700
                                                                                                                ---------
OKLAHOMA - 6.04%

Claremore Industrial and Redevelopment Authority, Development Revenue Bonds,
   Series 2001 (Whirlwind Steel Buildings, Inc. Project), 1.13%, Due 9/1/2019,
   LOC JP Morgan Chase Bank ..................................................................   2,400              2,400
                                                                                                                ---------
      TOTAL OKLAHOMA .........................................................................                      2,400
                                                                                                                ---------
PENNSYLVANIA - 10.78%
Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds,
   Series 1995 (Grafika Commerial Printing Inc.), 1.19%, Due 9/1/2010,
   LOC First Union National Bank .............................................................   1,265              1,265
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
   Commercial Development Bonds (William Penn Plaza Project), 1.10%, Due 12/1/2016,
   LOC PNC Bank, NA ..........................................................................   1,000              1,000
Indiana County Pennsylvania Industrial Development Authority,
   Pollution Control Revenue Bonds, Series A (Exelon Generation), 1.06%, Due 6/1/2027,
   LOC Bank One ..............................................................................   2,015              2,015
                                                                                                                ---------
      TOTAL PENNSYLVANIA .....................................................................                      4,280
                                                                                                                ---------
TEXAS - 18.84%
Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue Bonds,
   Series 2002 (Republic Waste Services of Texas, Ltd. Project), 1.15%, Due 12/1/2024,
   LOC Bank of America Corporation ...........................................................   2,500              2,500
City of Midlothian Texas Industrial Development Corporation, Environmental Facilities
   Revenue Bonds, Series 1999 (Holnam Texas Limited Partnership Project) 1.08%,
   Due 9/1/2031, LOC Bank One ................................................................   1,200              1,200
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities Revenue Bonds,
   Series 2002 (Waste Corporation of Texas, L.P. Project), 1.10%, Due 9/1/2022,
   LOC - Wells Fargo Texas ...................................................................   2,780              2,780
State of Texas Tax Revenue Anticipation Notes, 2.00%, Due 8/31/2004 ..........................   1,000              1,001
                                                                                                                ---------
      TOTAL TEXAS ............................................................................                      7,481
                                                                                                                ---------
UTAH - 2.90%
Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996
   (Holman, Inc. Project), 1.23%, Due 8/1/2031, LOC Wachovia Bank, NA ........................   1,150              1,150
                                                                                                                ---------
      TOTAL UTAH   ...........................................................................                      1,150
                                                                                                                ---------
      TOTAL MUNICIPAL OBLIGATIONS ............................................................                     36,205
                                                                                                                ---------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

                                                                                                 SHARES           VALUE
                                                                                                --------         -------
                                                                                                   (DOLLARS IN THOUSANDS)
OTHER INVESTMENTS - 2.58%
Dreyfus Municipal Cash Management Plus .......................................................    5,254          $     5
Federated Municipal Obligations Fund .........................................................   25,808               26
BlackRock Provident MuniCash Fund ............................................................  994,677              995
                                                                                                                 -------
      TOTAL OTHER INVESTMENTS ................................................................                     1,026
                                                                                                                 -------
TOTAL INVESTMENTS - 93.74% (Cost $37,231) ....................................................                    37,231
                                                                                                                 -------
OTHER ASSETS, NET OF LIABILITIES - 6.26% .....................................................                     2,488
                                                                                                                 -------
TOTAL NET ASSETS - 100% ......................................................................                   $39,719
                                                                                                                 =======

___________________________

Based on the cost of investments of $37,231 for federal income tax purposes at June 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)
================================================================================

                                                                                       U.S. GOVERNMENT     MUNICIPAL
                                                                       MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                       ============    ===============    ============
                                                                                        (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $4,395,066;
    $199,956; $37,231, respectively) .............................      $4,395,066         $199,956          $37,231
   Repurchase agreements (cost - $287,220; $72,887;
    $0, respectively) ............................................         287,220           72,887                -
   Receivable for investments sold ...............................               -                -            2,425
   Dividends and interest receivable .............................           5,513               81               71
                                                                        ----------         --------          -------
      TOTAL ASSETS ...............................................       4,687,799          272,924           39,727
                                                                        ----------         --------          -------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) ......             452               21                5
   Other liabilities .............................................             526                5                3
                                                                        ----------         --------          -------
      TOTAL LIABILITIES ..........................................             978               26                8
                                                                        ----------         --------          -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS .........      $4,686,821         $272,898          $39,719
                                                                        ==========         ========          =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)
================================================================================

                                                                                       U.S. GOVERNMENT     MUNICIPAL
                                                                       MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                       ============    ===============    ============
                                                                                        (IN THOUSANDS)
INVESTMENT INCOME:
    Interest income ..............................................       $33,999            $1,321            $238
                                                                         -------            ------            ----
       TOTAL INVESTMENT INCOME ...................................        33,999             1,321             238
                                                                         -------            ------            ----
EXPENSES:
    Management and investment advisory fees (Note 2) .............         3,021               122              22
    Custodian fees ...............................................           212                 9               1
    Professional fees ............................................            52                 3               1
    Other expenses ...............................................            82                 6               1
                                                                         -------            ------            ----
       TOTAL EXPENSES ............................................         3,367               140              25
                                                                         -------            ------            ----
NET INVESTMENT INCOME ............................................        30,632             1,181             213
                                                                         -------            ------            ----
REALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments .............................           149                11               -
                                                                         -------            ------            ----
       NET GAIN ON INVESTMENTS ...................................           149                11               -
                                                                         -------            ------            ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............       $30,781            $1,192            $213
                                                                         =======            ======            ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                    U.S. GOVERNMENT               MUNICIPAL
                                                          MONEY MARKET                MONEY MARKET               MONEY MARKET
                                                   ==========================  =========================  ==========================
                                                    SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                                      ENDED                       ENDED                      ENDED
                                                     JUNE 30,     YEAR ENDED     JUNE 30,    YEAR ENDED    JUNE 30,      YEAR ENDED
                                                      2004       DECEMBER 31,     2004      DECEMBER 31,     2004       DECEMBER 31,
                                                   (UNAUDITED)      2003       (UNAUDITED)      2003      (UNAUDITED)      2003
                                                   -----------  -------------  -----------  ------------  -----------  -------------
                                                                                    (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .......................  $     30,632   $     52,671   $   1,181    $     3,099    $    213     $     496
   Net realized gain on investments ............           149             42          11              9           -             -
                                                  ------------   ------------   ---------    -----------    --------     ---------
      TOTAL INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS .........................        30,781         52,713       1,192          3,108         213           496
                                                  ------------   ------------   ---------    -----------    --------     ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions ...............................    35,896,494     55,478,689     540,219      1,085,963      41,273        81,957
   Withdrawals .................................   (36,190,071)   (57,817,456)   (503,583)    (1,324,638)    (41,554)     (154,776)
                                                  ------------   ------------   ---------    -----------    --------     ---------
      NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM TRANSACTIONS IN
       INVESTORS' BENEFICIAL INTERESTS .........      (293,577)    (2,338,767)     36,636       (238,675)       (281)      (72,819)
                                                  ------------   ------------   ---------    -----------    --------     ---------
      NET INCREASE (DECREASE) IN NET ASSETS ....      (262,796)    (2,286,054)     37,828       (235,567)        (68)      (72,323)
                                                  ------------   ------------   ---------    -----------    --------     ---------
NET ASSETS:
   Beginning of period .........................     4,949,617      7,235,671     235,070        470,637      39,787       112,110
                                                  ------------   ------------   ---------    -----------    --------     ---------
   END OF PERIOD ...............................  $  4,686,821   $  4,949,617   $ 272,898    $   235,070    $ 39,719     $  39,787
                                                  ============   ============   =========    ===========    ========     =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                  MONEY MARKET
                                               ==================================================================================
                                                SIX MONTHS                                             TWO MONTHS
                                                  ENDED               YEAR ENDED DECEMBER 31,             ENDED       YEAR ENDED
                                                 JUNE 30,     =======================================  DECEMBER 31,   OCTOBER 31,
                                                   2004         2003      2002       2001       2000       1999          1999
                                               -----------    -------   -------    -------    -------  ------------   -----------
                                               (UNAUDITED)
Total return ...............................      0.51%(A)      1.13%     1.81%      4.30%        N/A        N/A          N/A
Ratios to average net assets (annualized)
   Expenses ................................      0.11%         0.11%     0.11%      0.11%      0.11%      0.11%        0.11%
   Net investment income ...................      1.01%         1.14%     1.81%      3.95%      6.40%      5.77%        5.11%

___________________________

(A) Not annualized.

--------------------------------------------------------------------------------

                           U.S. GOVERNMENT MONEY MARKET
=================================================================================
 SIX MONTHS                                             TWO MONTHS
   ENDED               YEAR ENDED DECEMBER 31,             ENDED      YEAR ENDED
  JUNE 30,     =======================================  DECEMBER 31,  OCTOBER 31,
    2004         2003      2002      2001        2000       1999         1999
-----------    -------   -------    -------    -------  ------------  -----------
(UNAUDITED)
   0.49%(A)      1.11%     1.74%      4.24%        N/A        N/A          N/A

   0.11%         0.12%     0.12%      0.11%      0.13%      0.12%        0.12%
   0.97%         1.13%     1.71%      3.99%      6.27%      5.67%        4.89%

                              MUNICIPAL MONEY MARKET
=================================================================================
 SIX MONTHS                                             TWO MONTHS
   ENDED               YEAR ENDED DECEMBER 31,             ENDED      YEAR ENDED
  JUNE 30,     =======================================  DECEMBER 31,  OCTOBER 31,
    2004         2003      2002      2001        2000       1999         1999
-----------    -------   -------    -------    -------  ------------  -----------
(UNAUDITED)
   0.49%(A)      1.08%     1.39%      2.71%        N/A        N/A          N/A

   0.11%         0.12%     0.12%      0.13%      0.13%      0.14%        0.15%
   0.95%         1.05%     1.39%      2.71%      4.05%      3.69%        3.13%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

     In the normal course of business, the Portfolios enter into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Portfolios have had no prior claims or losses pursuant to any such agreement.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2004, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

                               [GRAPHIC OF EAGLE]
--------------------------------------------------------------------------------

                      [LOGO OF AMERICAN AADVANTAGE FUNDS]
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)
================================================================================

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

       [GRAPHIC OF KEYBOARD]                     [GRAPHIC OF MOUSE]
             BY E-MAIL:                            ON THE INTERNET:

   American_AAdvantage.Funds@aa.com      Visit our website at www.aafunds.com

--------------------------------------------------------------------------------

            [GRAPHIC OF TELEPHONE]                                          [GRAPHIC OF MAILBOX]
                 BY TELEPHONE:                                                    BY MAIL:
  Mileage Class(R)         Platinum Class(SM)             Mileage Class(R)                    Platinum Class(SM)
  ----------------         ------------------             ----------------                    ------------------
Call (800) 388-3344        Call (800) 967-9009        American AAdvantage Funds            American AAdvantage Funds
                                                           P.O. Box 219643              4151 Amon Carter Blvd., MD 2450
                                                      Kansas City, MO 64121-9643              Fort Worth, TX 76155

FUND SERVICE PROVIDERS:

CUSTODIAN                       TRANSFER AGENT                       INDEPENDENT AUDITORS     DISTRIBUTOR
STATE STREET BANK AND TRUST     BOSTON FINANCIAL DATA SERVICES       ERNST & YOUNG LLP        SWS FINANCIAL SERVICES
Boston, Massachusetts           Kansas City, Missouri                Chicago, Illinois        Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation. Mileage Class is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund, and American AAdvantage Municipal Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              [GRAPHIC]

                                                                         531396

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.
Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective. There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1)   Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)  Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American AAdvantage Mileage Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2004


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 3, 2004